Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other assets and liabilities
Schedule of other assets and liabilities

	December 31, 2019				December 31, 2018
	Assets		Liabilities		Assets		Liabilities
(€ million)	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	2,573	54	2,704	50	1,594	68	1,445	40
Contract liabilities	—	—	1,669	456	—	—	1,108	518
Other Taxes	766	223	1,411	63	561	254	1,432	34
Other	633	594	1,362	1,042	664	302	1,427	883
	3,972	871	7,146	1,611	2,819	624	5,412	1,475